Segment Reporting (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023
Segment Reporting [Line Items]
Number of reportable segments	3	3	2
U.S. [Member]
Segment Reporting [Line Items]
Total long-term assets (in Dollars)	$ 8,212,099	$ 17,586,497
Long-term assets, percentage	87.00%	93.00%
Canada [Member]
Segment Reporting [Line Items]
Total long-term assets (in Dollars)	$ 1,259,527	$ 1,413,355
Long-term assets, percentage	13.00%	7.00%